Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 12	$ 14,817	$ (62,868)	$ (48,039)
Balance, shares at Dec. 31, 2023	12,352
Issuance of common stock for cash	$ 1	4,491		4,492
Issuance of common stock for cash, shares	780
Stock compensation		1,346		1,346
Net loss			(13,537)	(13,537)
Balance at Dec. 31, 2024	$ 13	20,654	(76,405)	(55,738)
Balance, shares at Dec. 31, 2024	13,132
Issuance of common stock for cash		15		15
Issuance of common stock for cash, shares	5
Stock compensation		1,316		1,316
Net loss			(8,954)	(8,954)
Balance at Sep. 30, 2025	$ 13	21,985	(85,359)	(63,361)
Balance, shares at Sep. 30, 2025	13,137
Balance at Dec. 31, 2024	$ 13	20,654	(76,405)	(55,738)
Balance, shares at Dec. 31, 2024	13,132
Issuance of common stock for cash		15		15
Issuance of common stock for cash, shares	5
Stock compensation		1,700		1,700
Net loss			(15,122)	(15,122)
Exercise of warrants		144		144
Exercise of warrants, shares	32
Balance at Dec. 31, 2025	$ 13	22,513	(91,527)	(69,001)
Balance, shares at Dec. 31, 2025	13,169
Stock compensation		1,463		1,463
Net loss			(50,859)	(50,859)
Exercise of stock options		66		66
Exercise of stock options, shares	85
Balance at Sep. 30, 2026	$ 13	$ 24,042	$ (142,386)	$ (118,331)
Balance, shares at Sep. 30, 2026	13,254